Collection Period Ended 30-Nov-2012
Principal Note
Payment Factor
0.00 0.000000
0.00 0.000000
15,124,930.44 0.218925
0.00 1.000000
15,124,930.44
Interest & Principal
Payment
0.00
0.00
15,252,929.37
120,945.67
$15,373,875.04
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report
Amounts in USD
Dates
Collection Period No. 31
Collection Period (from... to) 1-Nov-2012 30-Nov-2012
Determination Date 13-Dec-2012
Record Date 14-Dec-2012
Distribution Date 17-Dec-2012
Interest Period of the Class A-1 Notes (from... to) 15-Nov-2012 17-Dec-2012 Actual/360 Days 32
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Nov-2012 15-Dec-2012 30/360 Days 30
Summary
Initial Beginning Ending Principal per $1000
Balance Balance Balance Face Amount
Class A-1 Notes 280,000,000.00 0.00 0.00 0.000000
Class A-2 Notes 220,000,000.00 0.00 0.00 0.000000
Class A-3 Notes 425,000,000.00 108,168,113.45 93,043,183.01 35.588072
Class A-4 Notes 67,820,000.00 67,820,000.00 67,820,000.00 0.000000
Total Note Balance
992,820,000.00
175,988,113.45
160,863,183.01
Overcollateralization 103,010,874.91 54,791,543.75 54,791,543.75
Adjusted Pool Balance 1,095,830,874.91 230,779,657.20 215,654,726.76
Yield Supplement Overcollateralization Amount 54,176,014.97 10,317,834.39 9,538,297.86
Pool Balance
1,150,006,889.88
241,097,491.59
225,193,024.62
Amount Percentage
Initial Overcollateralization Amount 103,010,874.91 9.40%
Target Overcollateralization Amount 54,791,543.75 25.41%
Current Overcollateralization Amount 54,791,543.75 25.41%
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
Class A-1 Notes 0.309120% 0.00 0.000000 0.000000
Class A-2 Notes 0.700000% 0.00 0.000000 0.000000
Class A-3 Notes 1.420000% 127,998.93 0.301174 35.889246
Class A-4 Notes 2.140000% 120,945.67 1.783333 1.783333
Total
$248,944.60
Available Funds
Distributions
Principal Collections
15,663,992.55
(1) Total Servicing Fee
200,914.58
Interest Collections 813,727.49 Nonrecoverable Advances to the Servicer 0.00
Net Liquidation Proceeds 20,784.42 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Recoveries 93,214.64 (3) Interest Distributable Amount Class A Notes 248,944.60
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Investment Earnings 93.84 (6) Regular Principal Distributable Amount 15,124,930.44
Available Collections
16,591,812.94 (7) Additional Servicing Fee and Transition Costs 0.00
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Funds
16,591,812.94
(9) Excess Collections to Certificateholders 1,017,023.32
Total Distribution
16,591,812.94
Distribution Detail
Due Paid Shortfall
Total Servicing Fee 200,914.58 200,914.58 0.00
Total Trustee Fee
Monthly Interest Distributable Amount 248,944.60 248,944.60 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes
0.00 0.00 0.00
thereof on Class A-3 Notes
127,998.93 127,998.93 0.00
thereof on Class A-4 Notes 120,945.67 120,945.67 0.00
Interest Carryover Shortfall Amount
0.00 0.00 0.00
thereof on Class A-1 Notes
0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 248,944.60 248,944.60 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
Regular Principal Distributable Amount 15,124,930.44 15,124,930.44 0.00
15,124,930.44 15,124,930.44 0.00 Aggregate Principal Distributable Amount
0.00 0.00 0.00
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount
2,739,577.19
Reserve Fund Amount - Beginning Balance
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period 13.65 minus Net Investment Earnings 13.65
93.84
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 2,739,577.19
Reserve Fund Deficiency 0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund 13.65
Net Investment Earnings on the Collection Account
80.19
Investment Earnings for the Collection Period
2,739,577.19
Notice to Investors
Number of Receivables
Cutoff Date Pool Balance
1,150,006,889.88 38,540
Pool Balance beginning of Collection Period
Principal Collections
10,832,442.59
241,097,491.59 17,465
Pool Balance end of Collection Period 225,193,024.62 16,778
Pool Factor 19.58%
Principal Collections attributable to Full Pay-offs 4,831,549.96
Principal Purchase Amounts 0.00
Principal Gross Losses
As of Cutoff Date Current
Weighted Average APR 4.06% 3.95%
Weighted Average Number of Remaining Payments 50.23 24.07
Weighted Average Seasoning (months) 11.89 41.62
Delinquency Profile *
Amount Number of Receivables Percentage
Current
222,034,289.52 16,577 98.60%
31-60 Days Delinquent
2,350,368.35 154 1.04%
61-90 Days Delinquent 472,084.99 32 0.21%
91-120 Days Delinquent
336,281.76 15 0.15%
Total 225,193,024.62 16,778 100.00%
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
240,474.42
Principal Net Liquidation Proceeds 20,608.34
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.391%
Principal Recoveries 92,184.13
Principal Net Losses 127,681.95
Cumulative Principal Net Losses 4,494,581.59
240,474.42
Pool Statistics
Pool Data
Amount